Harbor Mid Cap Value Fund
Harbor Mid Cap Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Mid Cap Value Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	none
Other Expenses	[2]	0.13%	0.13%	0.25%	0.08%
Total Annual Fund Operating Expenses	[1],[2]	0.88%	1.13%	1.25%	0.83%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets over $500 million through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Harbor Mid Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	90	280	486	1,081
Administrative Class	115	358	621	1,371
Investor Class	127	396	685	1,508
Retirement Class	84	264	459	1,022

Expense Example, No Redemption - Harbor Mid Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	90	280	486	1,081
Administrative Class	115	358	621	1,371
Investor Class	127	396	685	1,508
Retirement Class	84	264	459	1,022

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 12%.
Principal Investment Strategy
Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers

The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser's opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2015, the range of the Index was $380 million to $30.5 billion, but it is expected to change frequently.

The Subadviser's active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:
  indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio, indicators of past negative market sentiment, such as poor past stock price performance, indicators of recent momentum, such as high recent stock price performance, and control of incremental risk relative to the benchmark index.
All such indicators are measured relative to the overall universe of mid cap companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Mid Cap Risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws a model may not perform as anticipated.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.00%	Q3 2009
Worst Quarter	-24.36%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
Average Annual Total Returns - Harbor Mid Cap Value Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class		(5.62%)	12.22%	7.44%	7.61%	Mar. 01, 2002
Institutional Class | After Taxes on Distributions		(6.43%)	11.77%	6.93%		Mar. 01, 2002
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		(2.68%)	9.76%	5.97%		Mar. 01, 2002
Administrative Class		(5.89%)	11.94%	7.18%	9.31%	Nov. 01, 2002
Investor Class		(6.00%)	11.80%	7.04%	9.19%	Nov. 01, 2002
Retirement Class	[1]	(5.62%)	12.22%	7.44%	7.61%	Mar. 01, 2016
Russell Midcap® Value (reflects no deduction for fees, expenses or taxes)		(4.78%)	11.25%	7.61%	9.53%	Mar. 01, 2002
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.